Shareholders' equity - Treasury Shares (Details) - BRL BRL / shares in Units, BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity
Treasury shares (in shares)	751,022	344,042	344,042
Treasury shares, value per share	BRL 30.74
Treasury shares, aggregate value	BRL 23,086	BRL 10,378